Organisation and principal activities	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Organisation and principal activities

Euro Tech Holdings Company Limited (the “Company”) was incorporated in the British Virgin Islands on September 30, 1996.

Euro Tech (Far East) Limited (“Far East”) is the principal operating subsidiary of the Company. It is principally engaged in the marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems in Hong Kong and in the People’s Republic of China (the “PRC”).

Details of the Company’s significant subsidiaries and affiliates are summarised as follows:

Name	Percentage of equity ownership	Place of incorporation	Principal activities

Subsidiaries:

Euro Tech (Far East) Limited	100%	Hong Kong	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Euro Tech (China) Limited	100%	Hong Kong	Inactive

ChinaH2O.com Limited***	100%	Hong Kong	Internet content provider and provision of marketing services for environmental industry to the Company and its subsidiaries

Euro Tech Trading (Shanghai) Limited	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Shanghai Euro Tech Limited	100%	The PRC	Manufacturing of analytical and testing equipment

Shanghai Euro Tech Environmental Engineering Company Limited	100%	The PRC	Undertaking water and waste-water treatment engineering projects

Chongqing Euro Tech Rizhi Technology Co., Ltd	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Name	Percentage of equity ownership	Place of incorporation	Principal activities

Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Guangzhou Euro Tech Environmental Equipment Co., Ltd	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Yixing Pact Environmental Technology Co., Ltd	58%*	The PRC	Design, manufacture and operation of water and waste water treatment machinery and equipment

Pact Asia Pacific Limited **	58%*	The British Virgin Islands	Producing and selling of environment protection equipment, undertaking environment protection projects and providing relevant technology advice, training and services

Affiliates:

Zhejiang Tianlan Environmental Protection Technology Co. Ltd. (Formerly known as Zhejiang Tianlan Desulfurization and Dust–Removal Co. Ltd.)	20%	The PRC	Design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted

Zhejiang Jia Huan Electronic Co. Ltd.	20%	The PRC	Design and manufacturing automatic control systems and electric voltage control equipment for electrostatic precipitators (air purification equipment)

* In the year 2011, the Company additionally acquired 5% equity interest of these two companies.

**	In December, the subsidiary of Pact Asia Pacific Limited, Pact environmental equipment Co. Ltd applied for liquidation.

*** The subsidiary was deregistered on February 17, 2012.